[LOGO OF USAA]
   USAA(R)

                     USAA HIGH-YIELD
                           OPPORTUNITIES Fund

                               [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "

                                         I BELIEVE THE NEXT FEW MONTHS

[PHOTO OF CHRISTOPHER W. CLAUS]      WILL PROVIDE SOME MUCH-NEEDED CLARITY

                                      AS TO THE TRUE HEALTH OF THE ECONOMY

                                         AND ITS POTENTIAL FOR GROWTH.

                                                      "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S.
                 economy is also in need of a boost from corporate America. But corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    1

FINANCIAL INFORMATION

   Portfolio of Investments                                                   9

   Notes to Portfolio of Investments                                         21

   Financial Statements                                                      23

   Notes to Financial Statements                                             26

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.


--------------------------------------------------------------------------------
                                     1/31/03                  7/31/02
--------------------------------------------------------------------------------
Net Assets                        $69.1 Million            $53.7 Million
Net Asset Value Per Share             $7.57                    $7.23


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03
--------------------------------------------------------------------------------
  7/31/02 TO 1/31/03*            1 YEAR              SINCE INCEPTION ON 8/2/99
         9.87%                   -1.89%                        2.38%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                   CUMULATIVE PERFORMANCE COMPARISON

             [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


           USAA HIGH-YIELD    CSFB GLOBAL     LIPPER HIGH     LIPPER HIGH
            OPPORTUNITIES     HIGH YIELD     CURRENT YIELD     YIELD BOND
                FUND             INDEX       FUNDS AVERAGE    FUNDS INDEX
           ---------------    -----------    -------------    -----------

  8/2/99     $10000.00        $10000.00        $10000.00       $10000.00
 8/31/99      10088.81          9911.00          9898.73         9898.54
 9/30/99      10114.01          9834.69          9843.75         9821.40
10/31/99      10166.71          9786.50          9823.74         9793.07
11/30/99      10396.53          9919.59          9995.53         9965.61
12/31/99      10519.82         10039.62         10134.21        10085.58
 1/31/00      10516.84          9999.46         10085.31        10036.01
 2/29/00      10659.16         10061.46         10175.40        10107.21
 3/31/00      10511.17          9910.54         10018.45         9932.23
 4/30/00      10614.37          9895.67          9979.19         9888.91
 5/31/00      10513.67          9737.34          9803.27         9712.87
 6/30/00      10765.76          9955.45         10006.50         9892.66
 7/31/00      10779.59         10049.04         10040.41         9910.39
 8/31/00      10836.12         10116.36         10109.18         9962.20
 9/30/00      10736.58         10023.29          9964.76         9815.60
10/31/00      10411.45          9711.57          9640.74         9480.12
11/30/00      10026.74          9328.93          9164.61         8950.88
12/31/00      10313.78          9516.45          9371.80         9106.15
 1/31/01      11121.40         10086.48          9953.66         9710.33
 2/28/01      11187.28         10188.35          9995.07         9741.03
 3/31/01      10840.77          9985.61          9721.68         9417.86
 4/30/01      10767.02          9881.76          9619.25         9294.39
 5/31/01      11026.99         10079.39          9735.01         9394.90
 6/30/01      10898.84          9923.16          9496.77         9118.24
 7/31/01      11068.34         10029.34          9563.27         9171.67
 8/31/01      11189.75         10169.75          9636.78         9212.32
 9/30/01      10502.05          9528.04          9019.28         8561.83
10/31/01      10852.31          9745.28          9242.46         8757.67
11/30/01      11248.54         10060.05          9530.07         9035.83
12/31/01      11121.70         10066.09          9508.52         9011.42
 1/31/02      11069.25         10159.70          9549.44         9033.11
 2/28/02      10756.10         10087.57          9418.50         8873.48
 3/31/02      11044.46         10318.57          9606.23         9049.10
 4/30/02      10873.54         10482.64          9710.12         9143.72
 5/31/02      10780.36         10445.95          9631.01         9051.96
 6/30/02      10229.56         10081.38          9154.59         8542.32
 7/31/02       9883.93          9793.06          8850.70         8262.30
 8/31/02      10085.32          9920.37          8981.90         8404.55
 9/30/02      10071.43          9798.35          8851.15         8287.61
10/31/02       9916.19          9738.58          8806.16         8235.17
11/30/02      10486.44         10253.75          9279.16         8709.89
12/31/02      10603.70         10378.84          9365.57         8794.52
 1/31/03      10859.90         10661.15          9547.44         8989.01

                              [END CHART]

                      DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/03.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

                 o The Credit Suisse First Boston (CSFB) Global High Yield
                   Index, an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

                 o The Lipper High Current Yield Funds Average, the average performance level of all high current yield funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper High Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]   Matthew Freund, CFA
--------------------------------------------------------------------------------

                                         * * * *

                 THE FUND'S PERFORMANCE HAS RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 4 STARS IN THE HIGH-YIELD BOND FUND CATEGORY FOR THE PERIOD ENDING JANUARY 31, 2003, OUT OF 296 FUNDS.

HOW DID THE FUND PERFORM?

                 The USAA High-Yield Opportunities Fund had a return of 9.87% for the six-month period ended January 31, 2003, putting your Fund in the top 21% of its peer group (the average Lipper High

                 REFER TO PAGE 3 FOR THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND TEN-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. USAA HIGH-YIELD OPPORTUNITIES FUND WAS RATED AGAINST 296 U.S.-DOMICILED HIGH-YIELD BOND FUNDS OVER THE THREE-YEAR PERIOD ENDED 01/31/03. WITH RESPECT TO THESE HIGH-YIELD BOND FUNDS, USAA HIGH-YIELD OPPORTUNITIES FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS FOR THE THREE-YEAR PERIOD.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Current Yield Fund had a return of 7.93%). Over the same period, the S&P 500 Index declined 5.26% while 10-year U.S. Treasuries gained 6.19%. The total return for the CSFB Global High Yield Index was 8.85%. Despite all the volatility and economic disappointments of the last three years, your Fund has provided a positive return.

                 High-yield securities are a unique asset class with characteristics of both stocks and higher quality bonds. As such, the Fund's long-term total returns have generally fallen between those of these two asset classes (see graph on Page
                 6). This tendency to act differently is not a mistake and generally provides a significant diversification advantage.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 More delays in the promised economic recovery, as well as rising international tensions, dominated the markets during the period. Investors seemed to be fatigued by the continuing lack of corporate visibility, contradictory economic data, and rising geopolitical risks. The equity markets rallied briefly as the November election results and an unexpected cut in interest rates provided some much-needed optimism. However, the rally faded in the new year as companies reduced their earnings forecasts and it became harder to quantify the risks to the economy.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Over the last six months, we continued to position your Fund in sectors that offer attractive returns with reasonable margins of safety. We moved out of holdings that seemed over-valued relative to their perceived risk (including companies in the

                 REFER TO PAGE 3 FOR THE CSFB GLOBAL HIGH YIELD INDEX DEFINITION AND PAGE 6 FOR THE S&P 500 INDEX DEFINITION.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 financials, consumer discretionary, and energy sectors). At the same time, we increased our exposure to sectors that appeared to offer attractive potential returns and acceptable risks (including companies in the cable, utilities, and materials sectors).

--------------------------------------------------------------------------------
                              COMPARATIVE RETURNS
--------------------------------------------------------------------------------

                         [CHART OF COMPARATIVE RETURNS]


                    USAA HIGH-YIELD                           SALOMON SMITH
                     OPPORTUNITIES          S&P 500        BARNEY U.S. TREASURY
                         FUND                INDEX          10-YEAR BENCHMARK
                    ---------------         -------        --------------------

 7/31/2002               0.00%                0.00%                0.00%
  8/1/2002               0.41                -2.94                 0.44
  8/2/2002               0.28                -5.18                 1.48
  8/5/2002              -0.28                -8.43                 1.74
  8/6/2002              -0.28                -5.69                 0.76
  8/7/2002               0.00                -3.79                 1.33
  8/8/2002               0.00                -0.63                 0.75
  8/9/2002               0.00                -0.26                 1.85
 8/12/2002               0.00                -0.79                 2.20
 8/13/2002              -0.14                -2.93                 2.99
 8/14/2002              -0.41                 0.98                 3.37
 8/15/2002              -0.55                 2.16                 2.57
 8/16/2002              -0.69                 2.01                 1.41
 8/19/2002              -0.41                 4.42                 1.61
 8/20/2002              -0.14                 2.96                 2.69
 8/21/2002               0.00                 4.28                 2.46
 8/22/2002               0.28                 5.75                 1.69
 8/23/2002               0.69                 3.35                 02.2
 8/26/2002               0.97                 4.13                 2.41
 8/27/2002               1.11                 2.69                 1.85
 8/28/2002               1.48                 0.84                 2.32
 8/29/2002               1.62                 0.84                 2.75
 8/30/2002               2.04                 0.66                 3.00
  9/3/2002               2.04                -3.52                 4.39
  9/4/2002               2.04                -1.80                 4.58
  9/5/2002               2.18                -3.36                 4.94
  9/6/2002               2.18                -1.73                 3.87
  9/9/2002               2.32                -0.74                 3.85
 9/10/2002               2.46                -0.01                 4.29
 9/11/2002               2.46                -0.01                 3.77
 9/12/2002               2.60                -2.46                 4.56
 9/13/2002               2.87                -2.14                 5.05
 9/16/2002               2.87                -2.00                 5.34
 9/17/2002               2.87                -3.93                 5.47
 9/18/2002               3.01                -4.37                 5.56
 9/19/2002               2.73                -7.24                 6.20
 9/20/2002               2.73                -7.01                 6.21
 9/23/2002               2.46                -8.30                 7.07
 9/24/2002               2.32                -9.88                 7.29
 9/25/2002               2.18                -7.62                 6.43
 9/26/2002               2.04                -5.92                 6.32
 9/27/2002               2.04                -8.95                 7.05
 9/30/2002               1.90               -10.28                 7.84
 10/1/2002               1.62                -6.69                 7.02
 10/2/2002               1.62                -8.87                 7.03
 10/3/2002               1.48                -9.86                 7.14
 10/4/2002               1.33               -11.88                 7.18
 10/7/2002               1.33               -13.56                 7.68
 10/8/2002               1.05               -12.07                 7.60
 10/9/2002               0.21               -14.46                 8.14
10/10/2002              -0.21               -11.46                 7.49
10/11/2002              -0.63                -8.00                 6.40
10/14/2002              -0.77                -7.33                 6.43
10/15/2002              -0.91                -2.94                 4.66
10/16/2002              -0.63                -5.27                 4.38
10/17/2002              -0.77                -3.16                 3.54
10/18/2002              -0.77                -2.59                 3.59
10/21/2002              -0.77                -0.90                 2.87
10/22/2002              -0.77                -1.95                 2.62
10/23/2002              -0.77                -1.29                 2.78
10/24/2002              -0.63                -2.79                 3.54
10/25/2002              -0.63                -1.12                 3.95
10/28/2002              -0.35                -1.94                 4.08
10/29/2002              -0.10                -2.82                 5.33
10/30/2002              -0.10                -1.86                 5.10
10/31/2002               0.33                -2.39                 5.52
 11/1/2002               0.75                -0.71                 5.00
 11/4/2002               0.89                 0.10                 4.49
 11/5/2002               1.32                 0.88                 4.21
 11/6/2002               1.74                 1.83                 4.59
 11/7/2002               2.03                -0.48                 6.07
 11/8/2002               2.17                -1.34                 6.46
11/11/2002               2.17                -3.39                 6.50
11/12/2002               2.31                -2.64                 6.34
11/13/2002               2.59                -2.65                 6.37
11/14/2002               2.74                -0.24                 4.86
11/15/2002               3.16                 0.38                 4.69
11/18/2002               3.30                -0.66                 4.96
11/19/2002               3.87                -1.06                 5.25
11/20/2002               4.01                 0.87                 4.53
11/21/2002               4.72                 3.04                 3.95
11/22/2002               5.29                 2.69                 3.68
11/25/2002               5.57                 2.94                 3.63
11/26/2002               5.81                 0.81                 4.49
11/27/2002               5.81                 3.64                 3.13
11/29/2002               6.10                 3.36                 3.47
 12/2/2002               6.38                 3.16                 3.48
 12/3/2002               6.38                 1.64                 3.35
 12/4/2002               6.38                 1.33                 3.86
 12/5/2002               6.38                 0.11                 4.35
 12/6/2002               6.38                 0.74                 4.55
 12/9/2002               6.38                -1.49                 4.95
12/10/2002               6.10                -0.11                 4.96
12/11/2002               6.10                -0.03                 5.48
12/12/2002               6.24                -0.40                 5.35
12/13/2002               6.38                -1.74                 4.87
12/16/2002               6.38                 0.58                 4.36
12/17/2002               6.52                -0.24                 4.50
12/18/2002               6.81                -1.54                 5.04
12/19/2002               6.95                -2.28                 5.91
12/20/2002               6.95                -1.01                 5.91
12/23/2002               6.95                -0.83                 5.82
12/24/2002               7.10                -1.37                 6.19
12/26/2002               7.10                -1.68                 6.31
12/27/2002               7.14                -3.22                 7.19
12/30/2002               7.14                -2.77                 7.47
12/31/2002               7.28                -2.71                 7.13
  1/2/2003               7.14                 0.53                 5.38
  1/3/2003               7.43                 0.48                 5.37
  1/6/2003               7.71                 2.74                 5.15
  1/7/2003               8.43                 2.07                 5.51
  1/8/2003               8.87                 0.66                 5.91
  1/9/2003               9.30                 2.62                 4.49
 1/10/2003               9.73                 2.62                 4.50
 1/13/2003               9.87                 2.48                 4.68
 1/14/2003               9.87                 3.08                 5.08
 1/15/2003               9.87                 1.61                 5.17
 1/16/2003               9.87                 1.21                 5.18
 1/17/2003               9.87                -0.21                 5.61
 1/21/2003               9.73                -1.78                 5.96
 1/22/2003               9.59                -2.79                 6.52
 1/23/2003               9.73                -1.80                 6.29
 1/24/2003              10.02                -4.67                 6.70
 1/27/2003               9.87                -6.21                 6.31
 1/28/2003               9.87                -4.98                 6.14
 1/29/2003               9.87                -4.32                 5.67
 1/30/2003               9.87                -6.49                 6.09
 1/31/2003               9.87                -5.26                 6.19


                                  [END CHART]

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 THE SALOMON SMITH BARNEY U.S. TREASURY 10-YEAR (ON-THE-RUN) BENCHMARK IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 We continue to rely on the insight and expertise of our research team in finding attractive securities. Using fundamental research, we continue to make selective purchases in the corporate market across a greater number of names (reducing the size of the position we take in any one issuer), thereby limiting our exposure to potential credit problems.

WHAT IS THE OUTLOOK?

                 We share the market's concern with the slow progress of the economic recovery. That said, the equity markets seem to be disregarding signs that the economy may have stabilized and could actually be improving, albeit modestly. Although continued moderate growth remains the most likely near-term scenario, we are optimistic about the longer-term picture. Once the situation in Iraq is resolved, the combination of lower tax rates, lower interest rates, and improving corporate earnings should provide a positive backdrop for the financial markets. Given the fragility of the current recovery, we do not expect the Federal Reserve Board (the Fed) to dramatically increase interest rates until the economy is firmly on track.

                 We continue to look for investments that should outperform as the economy improves but also offer acceptable downside protection. Over the long term, we continue to believe the high-yield market has the potential to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with less volatility and higher current income).

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------
                TOP 10 HOLDINGS
               (% of Net Assets)
-----------------------------------------------

Pinnacle One Partners, LP, Senior
  Notes                                    2.8%

TFM S.A. de C.V., Senior Discount
  Debentures                               2.0%

Lyondell Chemical Co., Senior
  Subordinated Notes                       1.5%

Transcontinental Gas Pipeline Corp.,
  Senior Notes                             1.5%

KinderCare Learning Center, Inc.,
  Senior Subordinated Notes                1.4%

Terex Corp., Senior Subordinated
  Notes, Series B                          1.4%

Xerox Corp., Notes                         1.4%

Bombardier Capital, Inc., Notes,
  Series A                                 1.3%

HEALTHSOUTH Corp., Senior Notes            1.3%

TECO Energy, Inc., Notes                   1.3%

-----------------------------------------------

-----------------------------------------------
               TOP 10 INDUSTRIES*
               (% of Net Assets)
-----------------------------------------------

Diversified Commercial Services            5.2%

Electric Utilities                         4.9%

Wireless Telecommunication
  Services                                 4.7%

Broadcasting & Cable TV                    4.3%

Real Estate Investment Trusts              4.2%

Casinos & Gaming                           3.8%

Multi-Utilities & Unregulated
  Power                                    3.7%

Integrated Telecommunication
  Services                                 3.2%

Aerospace & Defense                        3.0%

Specialty Chemicals                        3.0%

-----------------------------------------------

*EXCLUDING REPURCHASE AGREEMENTS AND MONEY MARKET INSTRUMENTS.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-20.

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (93.0%)

              AUTOMOBILES & COMPONENTS (1.5%)

              AUTO PARTS & EQUIPMENT
    $   500   Dana Corp., Senior Notes, 10.13%                       Ba3          3/15/2010      $       506
        500   Delco Remy International, Inc., Senior
                Subordinated Notes, 11.00%                            B3          5/01/2009              277
        250   Stoneridge, Inc., Senior Notes, 11.50%                  B2          5/01/2012              249
                                                                                                 -----------
                                                                                                       1,032
                                                                                                 -----------

              BANKS (0.4%)
        250   Western Financial Bank, Subordinated
                Debenture, 9.63%                                      B1          5/15/2012              245
                                                                                                 -----------

              CAPITAL GOODS (8.2%)

              AEROSPACE & DEFENSE (3.0%)
        250   BE Aerospace, Inc., Senior Subordinated
                Notes, Series B, 8.88%                                B3          5/01/2011              196
      1,000   Bombardier Capital, Inc., Notes,
                Series A, 6.13%(b)                                  Baa2          6/29/2006              931
        500   Bombardier, Inc., Notes, 6.75%(b)                     Baa2          5/01/2012              458
        500   K & F Industries, Inc., Senior
                Subordinated Notes, 9.63%(b)                          B3         12/15/2010              525
                                                                                                 -----------
                                                                                                       2,110
                                                                                                 -----------

              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.9%)
        500   Joy Global, Inc., Senior Subordinated
                Notes, Series B, 8.75%                                B2          3/15/2012              525
      1,000   Terex Corp., Senior Subordinated Notes,
                Series B, 10.38%                                      B3          4/01/2011              965
        500   United Rentals of North America, Inc.,
                Senior Notes, 10.75%(b)                               B1          4/15/2008              498
                                                                                                 -----------
                                                                                                       1,988
                                                                                                 -----------

              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
        500   UCAR Finance, Inc., Senior Notes, 10.25%                B3          2/15/2012              418
                                                                                                 -----------

10

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.4%)
    $   250   Rexnord Corp., Senior Subordinated
                Notes, 10.13%(b)                                      B3         12/15/2012      $       264
                                                                                                 -----------

              INDUSTRIAL MACHINERY (1.3%)
        325   Actuant Finance Corp., Senior
                Subordinated Notes, 13.00%                            B2          5/01/2009              382
        500   Manitowoc Co., Inc., Senior Subordinated
                Notes, 10.50%(b)                                      B2          8/01/2010              527
                                                                                                 -----------
                                                                                                         909
                                                                                                 -----------

              COMMERCIAL SERVICES & SUPPLIES (8.4%)

              COMMERCIAL PRINTING (1.0%)
        750   Mail-Well I Corp., Senior Notes, 9.63%                  B1          3/15/2012              679
                                                                                                 -----------

              DIVERSIFIED COMMERCIAL SERVICES (5.2%)
        500   Brickman Group Ltd., Senior Subordinated
                Notes, 11.75%(b)                                      B2         12/15/2009              537
        500   Coinmach Corp., Senior Notes, 9.00%                     B2          2/01/2010              528
      1,000   KinderCare Learning Center, Inc., Senior
                Subordinated Notes, 9.50%                             B3          2/15/2009              995
        500   Service Corp. International, Notes, 6.88%               B1         10/01/2007              470
        500   Service Corp. International, Senior
                Notes, 6.00%                                          B1         12/15/2005              490
        500   Stewart Enterprises, Inc., Senior
                Subordinated Notes, 10.75%                            B2          7/01/2008              557
                                                                                                 -----------
                                                                                                       3,577
                                                                                                 -----------
              ENVIRONMENTAL SERVICES (1.5%)
        250   Allied Waste North America, Inc., Senior
                Secured Notes, 9.25%(b)                              Ba3          9/01/2012             259
        750   Allied Waste North America, Inc., Senior
                Subordinated Notes, Series B, 10.00%                  B2          8/01/2009              751
                                                                                                 -----------
                                                                                                       1,010
                                                                                                 -----------
              PUBLISHING (0.7%)
        500   Houghton Mifflin Co., Senior
                Subordinated Notes, 9.88%(b)                          B3         2/01/2013              523
                                                                                                -----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                                 MARKET
     AMOUNT                                                            MOODY'S                               VALUE
      (000)   SECURITY                                                 RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              CONSUMER DURABLES & APPAREL (5.0%)

              APPAREL, ACCESSORIES, & LUXURY GOODS (2.8%)
    $   500   Kellwood Co., Debenture, 7.63%                               Ba1         10/15/2017      $       434
        500   Kellwood Co., Senior Notes, 7.88%                            Ba1          7/15/2009              489
        500   Levi Strauss & Co., Senior Notes, 12.25%(b)                   B3         12/15/2012              500
        500   St. John Knits International, Inc.,
                Senior Subordinated Notes, 12.50%                           B3          7/01/2009              523
                                                                                                       -----------
                                                                                                             1,946
                                                                                                       -----------

              HOME FURNISHINGS (0.7%)
        250   Collins & Aikman Floorcoverings, Inc.,
                Senior Subordinated Notes, 9.75%                            B2          2/15/2010              255
        250   Interface, Inc., Senior Notes, 10.38%                         B2          2/01/2010              209
                                                                                                       -----------
                                                                                                               464
                                                                                                       -----------

              HOUSEHOLD APPLIANCES (0.8%)
        500   Windmere-Durable Holdings, Inc., Senior
                Subordinated Notes, 10.00%                                  B2          7/31/2008              524
                                                                                                       -----------
              LEISURE PRODUCTS (0.7%)
        500   Herbalife International, Inc., Senior
                Subordinated Notes, Series B, 11.75%                        B3          7/15/2010              522
                                                                                                       -----------

              ENERGY (4.9%)

              OIL & GAS EQUIPMENT & SERVICES (2.6%)
        750   Dresser, Inc., Senior Notes, 9.38%                            B2          4/15/2011              763
        500   Hanover Equipment Trust, Senior Secured
                Notes, 8.50%(b)                                             B1          9/01/2008              475
        500   Newfield Exploration Co., Senior
                Subordinated Notes, 8.38%                                  Ba3          8/15/2012              538
                                                                                                       -----------
                                                                                                             1,776
                                                                                                       -----------

              OIL & GAS EXPLORATION & PRODUCTION (1.3%)
        500   Chesapeake Energy Corp., Senior Notes, 7.75%(b)               B1          1/15/2015              510
        393   Magnum Hunter Resources, Inc., Senior
                Notes, 10.00%                                               B2          6/01/2007              422
                                                                                                       -----------
                                                                                                               932
                                                                                                       -----------

              OIL & GAS - REFINING & MARKETING & TRANSPORTATION (1.0%)
        250   AmeriGas Partners LP, Senior Notes,
                Series C, 8.88%(b)                                         Ba3          5/20/2011              271

12

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
    $   250   Ferrellgas Partners LP, Senior Notes, 8.75%             B2          6/15/2012      $       263
        250   Tesoro Petroleum Corp., Senior
                Subordinated Notes, Series B, 9.63%                   B3         11/01/2008              169
                                                                                                 -----------
                                                                                                         703
                                                                                                 -----------

              FOOD & DRUG RETAILING (0.5%)

              FOOD DISTRIBUTORS
        500   Fleming Companies, Inc., Senior Notes, 9.25%            B2          6/15/2010              343
                                                                                                 -----------

              FOOD, BEVERAGE, & TOBACCO (2.3%)

              PACKAGED FOODS & MEAT
        500   Del Monte Corp., Senior Subordinated
                Notes, 8.63%(b)                                       B2         12/15/2012              517
        500   Del Monte Corp., Senior Subordinated
                Notes, Series B, 9.25%                                B3          5/15/2011              524
        500   Michael Foods Acquisition Corp., Senior
                Subordinated Notes, Series B, 11.75%                  B2          4/01/2011              573
                                                                                                 -----------
                                                                                                       1,614
                                                                                                 -----------

              HEALTH CARE EQUIPMENT & SERVICES (2.8%)

              HEALTH CARE EQUIPMENT (0.7%)
        500   Insight Health Services Corp., Senior
                Subordinated Notes, Series B, 9.88%                   B3         11/01/2011              493
                                                                                                 -----------

              HEALTH CARE FACILITIES (2.1%)
      1,000   HEALTHSOUTH Corp., Senior Notes, 7.38%                 Ba3         10/01/2006              910
        500   United Surgical Partners, Inc., Senior
                Subordinated Notes, 10.00%                            B3         12/15/2011              522
                                                                                                 -----------
                                                                                                       1,432
                                                                                                 -----------

              HOTELS, RESTAURANTS, & LEISURE (5.3%)

              CASINOS & GAMING (3.8%)
        500   Alliance Gaming Corp., Senior
                Subordinated Notes, Series B, 10.00%                  B3          8/01/2007              520
        500   Argosy Gaming Co., Senior Subordinated
                Notes, 9.00%                                          B2          9/01/2011              532
        500   Choctaw Resort Development Enterprise,
                Senior Notes, 9.25%                                   B1          4/01/2009              533

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
    $   500   Park Place Entertainment Corp., Senior
                Subordinated Notes, 8.88%                            Ba2          9/15/2008      $       530
        500   Venetian Casino Resort LLC, Mortgage
                Notes, 11.00%                                         B3          6/15/2010              520
                                                                                                 -----------
                                                                                                       2,635
                                                                                                 -----------

              HOTELS, RESORTS, & CRUISE LINES (0.8%)
        500   Intrawest Corp., Senior Notes, 10.50%                   B1          2/01/2010              527
                                                                                                 -----------

              RESTAURANTS (0.7%)
        500   Friendly Ice Cream Corp., Senior Notes, 10.50%          B3         12/01/2007              498
                                                                                                 -----------

              HOUSEHOLD & PERSONAL PRODUCTS (1.2%)

              PERSONAL PRODUCTS
        250   Armkel LLC, Senior Subordinated Notes, 9.50%            B2          8/15/2009              272
        500   Elizabeth Arden, Inc., Senior Secured
                Notes, Series B, 11.75%                               B2          2/01/2011              525
                                                                                                 -----------
                                                                                                         797
                                                                                                 -----------

              INSURANCE (1.7%)

              MULTI-LINE INSURANCE
        500   AFC Capital Trust I, Guaranteed Notes,
                Series B, 8.21%                                       B3          2/03/2027              355
      1,000   Allmerica Financial Corp., Senior
                Debenture Notes, 7.63%                                B1         10/15/2025              790
                                                                                                 -----------
                                                                                                       1,145
                                                                                                 -----------

              MATERIALS (15.0%)

              COMMODITY CHEMICALS (1.5%)
      1,250   Lyondell Chemical Co., Senior
                Subordinated Notes, 10.88%                            B2          5/01/2009            1,056
                                                                                                 -----------

              DIVERSIFIED CHEMICALS (1.6%)
        500   FMC Corp., Senior Secured Notes, 10.25%(b)             Ba2         11/01/2009              535
        500   Hercules, Inc., Senior Notes, 11.13%                   Ba2         11/15/2007              562
                                                                                                 -----------
                                                                                                       1,097
                                                                                                 -----------

              DIVERSIFIED METALS & MINING (1.8%)
        625   Compass Minerals Group, Inc., Guaranteed
                Senior Subordinated Notes, 10.00%                     B3          8/15/2011              687
        500   Luscar Coal Ltd., Senior Notes, 9.75%                  Ba3         10/15/2011              543
                                                                                                 -----------
                                                                                                       1,230
                                                                                                 -----------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              FOREST PRODUCTS (0.8%)
    $   500   Louisiana Pacific Corp., Senior
                Subordinated Notes, 10.88%                           Ba2         11/15/2008      $       542
                                                                                                 -----------

              GOLD (0.1%)
        100   Freeport-McMoRan Copper & Gold, Inc.,
                Senior Notes, 10.13%(b)                               B2          2/01/2010              103
                                                                                                 -----------

              METAL & GLASS CONTAINERS (1.7%)
        250   Anchor Glass Container Co., Senior
                Secured Notes, 11.00% (b,d)                           B2          2/15/2013              250
        500   Owens-Brockway Glass Container, Senior
                Secured Notes, 8.88%                                  B2          2/15/2009              510
        500   Tekni-Plex, Inc., Senior Subordinated
                Notes, Series B, 12.75%                               B3          6/15/2010              445
                                                                                                 -----------
                                                                                                       1,205
                                                                                                 -----------

              PAPER PACKAGING (2.3%)
        250   Graphic Packaging Corp., Senior
                Subordinated Notes, 8.63%                             B2          2/15/2012              266
        500   Longview Fibre Co., Senior Subordinated
                Notes, 10.00%                                         B2          1/15/2009              520
        250   MDP Acquisitions PLC, Senior Notes, 9.63%(b)            B2         10/01/2012              261
        500   Riverwood International Corp., Senior
                Notes, 10.63%                                         B3          8/01/2007              523
                                                                                                 -----------
                                                                                                       1,570
                                                                                                 -----------

              PAPER PRODUCTS (1.5%)
        500   Cascades, Inc., Senior Unsecured Notes, 7.25%(b)       Ba1          2/15/2013              500
        500   Potlatch Corp., Senior Subordinated
                Notes, 10.00%                                        Ba1          7/15/2011              550
                                                                                                 -----------
                                                                                                       1,050
                                                                                                 -----------

              SPECIALTY CHEMICALS (3.0%)
        500   ISP Chemco, Inc., Senior Subordinated
                Notes, Series B, 10.25%                               B2          7/01/2011              526
        500   MacDermid, Inc., Senior Subordinated
                Notes, 9.13%                                         Ba3          7/15/2011              543
        500   Noveon, Inc., Senior Subordinated Notes,
                Series B, 11.00%                                      B3          2/28/2011              552
        500   Pliant Corp., Senior Subordinated Notes, 13.00%       Caa1          6/01/2010              433
                                                                                                 -----------
                                                                                                       2,054
                                                                                                 -----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              STEEL (0.7%)
    $   250   AK Steel Holding Corp., Senior Notes, 7.75%             B1          6/15/2012      $       241
        250   U.S. Steel LLC, Senior Notes, 10.75%                   Ba3          8/01/2008              246
                                                                                                 -----------
                                                                                                         487
                                                                                                 -----------

              MEDIA (4.7%)

              ADVERTISING (0.4%)
        250   R.H. Donnelley Finance Corp., Senior
                Subordinated Notes, 10.88%(b)                         B2         12/15/2012              276
                                                                                                 -----------

              BROADCASTING & CABLE TV (4.3%)
        250   Canwest Media, Inc., Senior Subordinated
                Notes, 10.63%                                         B2          5/15/2011              272
        500   Charter Communications Holdings LLC,
                Senior Notes, 8.25%                                   Ca          4/01/2007              245
        250   Charter Communications, Inc., Senior
                Notes, 10.75%                                         Ca         10/01/2009              123
        250   CSC Holdings, Inc., Senior Subordinated
                Debentures, 9.88%                                     B2          2/15/2013              253
        250   Gray Television, Inc., Senior
                Subordinated Notes, 9.25%                             B3         12/15/2011              267
        500   Insight Midwest LP, Senior Notes, 9.75%(b)              B2         10/01/2009              482
        250   Insight Midwest LP, Senior Notes, 10.50%                B2         11/01/2010              249
        500   Mediacom Broadband LLC, Senior Notes, 11.00%            B2          7/15/2013              522
        500   Salem Communications Holding Corp.,
                Senior Subordinated Notes, Series B, 9.00%            B3          7/01/2011              527
                                                                                                 -----------
                                                                                                       2,940
                                                                                                 -----------

              PHARMACEUTICALS & BIOTECHNOLOGY (0.8%)

              PHARMACEUTICALS
        500   Warner Chilcott, Inc., Senior Notes,
                Series B, 12.63%                                      B2          2/15/2008              578
                                                                                                 -----------

              REAL ESTATE (3.6%)

              REAL ESTATE INVESTMENT TRUSTS
        600   Capstar Hotel Co., Convertible Bond, 4.75%              B3         10/15/2004              522
        500   Crescent Real Estate Equities Co.,
                Senior Notes, 9.25%                                  Ba3          4/15/2009              523
        500   Felcor Lodging LP, Senior Notes, 9.50%                 Ba3          9/15/2008              485

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
    $   500   Host Marriott LP, Senior Unsecured
                Notes, Series I, 9.50%                               Ba3          1/15/2007      $       507
        400   TriNet Corporate Realty Trust, Inc., Notes, 7.95%      Ba1          5/15/2006              415
                                                                                                 -----------
                                                                                                       2,452
                                                                                                 -----------

              RETAILING (1.2%)

              APPAREL RETAIL (0.8%)
        500   William Carter Co., Senior Subordinated
                Notes, Series B, 10.88%                               B3          8/15/2011              554
                                                                                                 -----------

              DISTRIBUTORS (0.4%)
        250   National Waterworks, Inc., Senior
                Subordinated Notes, 10.50%(b)                         B3         12/01/2012              265
                                                                                                 -----------

              TECHNOLOGY HARDWARE & EQUIPMENT (3.9%)

              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
        650   Asat Finance LLC, Guaranteed Senior Notes, 12.50%       B1         11/01/2006              491
                                                                                                 -----------

              NETWORKING EQUIPMENT (0.7%)
        500   Avaya, Inc., Senior Secured Notes, 11.13%               B2          4/01/2009              475
                                                                                                 -----------

              OFFICE ELECTRONICS (1.8%)
      1,000   Xerox Corp., Notes, 5.50%                               B1         11/15/2003              995
        250   Xerox Corp., Senior Notes, 9.75%                        B1          1/15/2009              259
                                                                                                 -----------
                                                                                                       1,254
                                                                                                 -----------

              SEMICONDUCTOR EQUIPMENT (0.7%)
        500   AMI Semiconductor, Inc., Senior
                Subordinated Notes, 10.75%(b)                         B3          2/01/2013              502
                                                                                                 -----------

              TELECOMMUNICATION SERVICES (7.3%)

              ALTERNATIVE CARRIERS (0.2%)
        500   RCN Corp., Senior Notes, 10.00%                         Ca         10/15/2007              138
                                                                                                 -----------

              INTEGRATED TELECOMMUNICATION SERVICES (3.2%)
        250   AT&T Canada, Inc., Senior Discount
                Notes, 10.75%(c)                                      Ca         11/01/2007               44
        750   Intermedia Communications, Inc., Senior
                Notes, 8.50%(c)                                       NR          1/15/2008              362

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
    $   250   Northwestern Bell Telephone Co.,
                Debentures, 6.25%                                    Ba3          1/01/2007      $       213
        500   Qwest Capital Funding, Inc., Debentures, 6.88%        Caa2          7/15/2028              337
      1,000   Sprint Capital Corp., Notes, 6.90%                    Baa3          5/01/2019              810
        500   U.S. West Communications, Inc., Senior
                Notes, 5.63%                                         Ba3         11/15/2008              447
                                                                                                 -----------
                                                                                                       2,213
                                                                                                 -----------

              WIRELESS TELECOMMUNICATION SERVICES (3.9%)
        500   Airgate PCS, Inc., Senior Subordinated
                Discount Notes, 13.95%/13.50%,
                10/01/2004(a)                                       Caa2         10/01/2009               47
        500   American Tower Corp., Senior Notes, 9.38%             Caa1          2/01/2009              409
      1,000   American Tower Escrow Corp., Senior
                Subordinated Discount Notes and
                Warrants, 11.28% (b,i)                                B3          8/01/2008              595
        500   Crown Castle International Corp., Senior
                Discount Notes, 14.08%/11.25%, 8/01/2004(a)           B3          8/01/2011              349
        500   Independent Wireless One Holdings, Inc.,
                Senior Notes and Warrants, 14.00%                     Ca          1/15/2011               92
        500   Nextel Partners, Inc., Senior Notes, 12.50%           Caa1         11/15/2009              485
        250   SBA Communications Corp., Senior
                Discount Notes, 12.71%/12.71%, 3/01/2003(a)         Caa2          3/01/2008              156
        500   SBA Communications Corp., Senior Notes,
                10.25%                                              Caa2          2/01/2009              313
        250   Triton PCS, Inc., Guaranteed Senior
                Subordinated Notes, 8.75%                             B3         11/15/2011              204
        500   U.S. Unwired, Inc., Senior Subordinated
                Discount Notes, Series B, 13.71%/13.38%,
                11/01/2004(a)                                       Caa2         11/01/2009               52
                                                                                                 -----------
                                                                                                       2,702
                                                                                                 -----------

              TRANSPORTATION (3.7%)

              MARINE (1.1%)
        500   CP Ships Ltd., Senior Notes, 10.38%                    Ba3          7/15/2012              527
        250   Stena AB, Senior Notes, 9.63%(b)                       Ba3         12/01/2012              261
                                                                                                 -----------
                                                                                                         788
                                                                                                 -----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              RAILROADS (2.0%)
  $   1,500   TFM S.A. de C.V., Senior Discount
                Debentures, 11.75%                                    B1          6/15/2009      $     1,402
                                                                                                 -----------

              TRUCKING (0.6%)
        500   Greyhound Lines, Inc., Senior
                Subordinated Notes, Series B, 11.50%                Caa1          4/15/2007              385
                                                                                                 -----------

              UTILITIES (10.6%)

              ELECTRIC UTILITIES (4.9%)
      2,000   Pinnacle One Partners, LP, Senior Notes, 8.83%(b)      Ba2          8/15/2004            1,962
      1,000   TECO Energy, Inc., Notes, 7.00%                       Baa2          5/01/2012              882
        500   TECO Energy, Inc., Senior Notes, 10.50%(b)            Baa2         12/01/2007              508
                                                                                                 -----------
                                                                                                       3,352
                                                                                                 -----------

              GAS UTILITIES (2.0%)
        250   El Paso Energy Partners LP, Senior
                Subordinated Notes, Series B, 8.50%                   B1          6/01/2011              245
        250   El Paso Energy Partners LP, Senior
                Subordinated Notes, 8.50%(b)                          B1          6/01/2011              245
        500   Gemstone Investor Ltd., Senior Secured
                Notes, 7.71%(b)                                      Ba2         10/31/2004              418
        500   Limestone Electron Trust, Guaranteed
                Senior Notes, 8.63%(b)                               Ba2          3/15/2003              494
                                                                                                 -----------
                                                                                                       1,402
                                                                                                 -----------

              MULTI-UTILITIES & UNREGULATED POWER (3.7%)
        500   Calpine Canada Energy Finance, Senior
                Notes, 8.50%                                          B1          5/01/2008              237
        500   Mirant Corp., Senior Notes, 8.30%                      Ba3          5/01/2011              292
      1,000   Transcontinental Gas Pipeline Corp.,
                Senior Notes, 8.88%(b)                                B3          7/15/2012            1,045
        500   Western Resources, Inc., First Mortgage
                Bond, 7.88%                                          Ba1          5/01/2007              516
        500   Williams Companies, Inc., Notes, 9.25%                Caa1          3/15/2004              465
                                                                                                 -----------
                                                                                                       2,555
                                                                                                 -----------
              Total corporate obligations (cost: $64,033)                                             64,224
                                                                                                 -----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                      MOODY'S                               VALUE
      (000)   SECURITY                                           RATING            MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (1.4%)

              TRANSPORTATION

              AIRLINES
  $   1,000   American Airlines, Pass-Through
                Certificates, Series 2001-1, Class A-2, 6.82%       Baa2          5/23/2011      $       831
        251   Northwest Airlines, Inc., Pass-Through
                Certificates, Series 1999-2C, 8.30%                  Ba2          9/01/2010              171
                                                                                                 -----------
              Total asset-backed securities (cost: $1,014)                                             1,002
                                                                                                 -----------

                                                                                                      MARKET
    NUMBER                                                                                             VALUE
 OF SHARES    SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              STOCKS, WARRANTS, AND CERTIFICATES (1.4%)

              MEDIA (0.0%)(e)

              BROADCASTING & CABLE TV
        250   Ono Finance PLC, Equity Value Certificates                                                   -
                                                                                                 -----------

              REAL ESTATE (0.6%)

              REAL ESTATE INVESTMENT TRUSTS
     17,000   Entertainment Properties Trust                                                             399
                                                                                                 -----------

              TECHNOLOGY HARDWARE & EQUIPMENT (0.0%)(e)

              ELECTRONIC EQUIPMENT & INSTRUMENTS
        500   Asat Finance LLC, Warrants(b)                                                                1
                                                                                                 -----------

              TELECOMMUNICATION SERVICES (0.8%)

              WIRELESS TELECOMMUNICATION SERVICES
        771   Crown Castle International Corp., PIK,
                12.75%, cumulative redeemable (Preferred)                                                540
        500   Independent Wireless One Holdings, Inc.,
                Equity Value Certificates(b)                                                               -
                                                                                                 -----------
                                                                                                         540
                                                                                                 -----------
              Total stocks, warrants, and certificates (cost: $904)                                      940
                                                                                                 -----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                                                            VALUE
      (000)   SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (2.1%)
    $   750   CS First Boston Corp., 1.32%, acquired
                on 1/31/2003 and due 2/03/2003 at $750
                (collateralized by a $695 Freddie Mac,
                Note, 6.25%, due 3/05/2012; market value $769)(f,h)                              $       750
        700   Morgan Stanley & Co., Inc., 1.31%,
                acquired on 1/31/2003 and due 2/03/2003 at
                $700 (collateralized by a, $675 Freddie
                Mac, Subordinated Notes, 5.98%, due 8/02/2017;
                market value $719)(f,h)                                                                  700
                                                                                                 -----------
              Total repurchase agreements (cost: $1,450)                                               1,450
                                                                                                 -----------

     NUMBER
  OF SHARES
-----------
              CASH EQUIVALENTS (2.6%)

              MONEY MARKET FUNDS (0.1%)
     59,403   AIM Short-Term Investment Co., 1.30% (g,h)                                                  59
      4,276   Merrill Lynch Premier Institutional Fund, 1.33%(g,h)                                         4
                                                                                                 -----------
              Total money market funds (cost: $63)                                                        63
                                                                                                 -----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              COMMERCIAL PAPER (2.5%)
  $   1,738   UBS Finance, Inc., 1.32%, 2/03/2003 (cost: $1,738)                                       1,738
                                                                                                 -----------
              Total cash equivalents (cost: $1,801)                                                    1,801
                                                                                                 -----------

              TOTAL INVESTMENTS (COST: $69,202)                                                  $    69,417
                                                                                                 ===========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 PAY-IN-KIND (PIK) - securities in which the issuer has the option to make interest or dividend payment in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the PIK securities.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Stepped coupon note initially issued in zero-coupon form that converts to coupon form at the specified rate and date. As of the end of this reporting period, the security is in zero-coupon form. Interest rates presented represent the zero-coupon effective yield at the date of purchase and the coupon rate after the conversion date.

                 (b) Security is not registered under the Securities Act of
                     1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Directors.

                 (c) Currently the issuer is in default with respect to interest payments.

                 (d) At January 31, 2003, the cost of securities purchased on a when-issued basis was $250,000.

                 (e) Represents less than 0.1% of net assets.

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

                 (f) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

                 (g) Rate represents the money market fund annualized seven-day yield at January 31, 2003.

                 (h) Investment was purchased with the cash collateral proceeds received from securities loaned.

                 (i) Zero-coupon security. Rate represents the effective yield at the date of purchase. At January 31, 2003, this security represents 0.9% of the Fund's net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities on                $  69,417
       loan of $1,421) (identified cost of $69,202)
   Cash                                                                                      58
   Receivables:
       Capital shares sold                                                                  183
       USAA Investment Management Company                                                    56
       Interest                                                                           1,625
       Securities sold                                                                    1,126
       Other                                                                                  1
                                                                                      ---------
           Total assets                                                                  72,466
                                                                                      ---------

LIABILITIES

   Payable upon return of securities loaned                                               1,514
   Securities purchased (when-issued securities of $250)                                  1,744
   Capital shares redeemed                                                                   44
   USAA Investment Management Company                                                        29
   USAA Transfer Agency Company                                                              13
   Accounts payable and accrued expenses                                                     37
                                                                                      ---------
           Total liabilities                                                              3,381
                                                                                      ---------
                Net assets applicable to capital shares outstanding                   $  69,085
                                                                                      =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                    $  83,768
   Accumulated undistributed net investment income                                            3
   Accumulated net realized loss on investments                                         (14,901)
   Net unrealized appreciation of investments                                               215
                                                                                      ---------
                Net assets applicable to capital shares outstanding                   $  69,085
                                                                                      =========
   Capital shares outstanding                                                             9,129
                                                                                      =========
   Authorized shares of $.01 par value                                                  100,000
                                                                                      =========
   Net asset value, redemption price, and offering price per share                    $    7.57
                                                                                      =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME

   Income:
      Dividends                                                                       $        41
      Interest                                                                              3,153
      Fees from securities loaned                                                               8
                                                                                      -----------
         Total income                                                                       3,202
                                                                                      -----------
   Expenses:
      Management fees                                                                         150
      Administrative and servicing fees                                                        45
      Transfer agent's fees                                                                    75
      Custodian's fees                                                                         29
      Postage                                                                                   8
      Shareholder reporting fees                                                                8
      Directors' fees                                                                           2
      Registration fees                                                                        12
      Professional fees                                                                        23
      Other                                                                                     4
                                                                                      -----------
         Total expenses                                                                       356
      Expenses reimbursed                                                                     (56)
      Expenses paid indirectly                                                                 (1)
                                                                                      -----------
         Net expenses                                                                         299
                                                                                      -----------
               Net investment income                                                        2,903
                                                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss on investments                                                        (2,021)
   Change in net unrealized appreciation/depreciation                                       4,904
                                                                                      -----------
               Net realized and unrealized gain                                             2,883
                                                                                      -----------
Increase in net assets resulting from operations                                      $     5,786
                                                                                      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     Of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                                  1/31/2003          7/31/2002
                                                                  ----------------------------
FROM OPERATIONS

   Net investment income                                          $   2,903          $   5,590
   Net realized loss on investments                                  (2,021)            (8,110)
   Change in net unrealized appreciation/depreciation
       of investments                                                 4,904             (4,133)
                                                                  ----------------------------
       Increase (decrease) in net assets resulting
           from operations                                            5,786             (6,653)
                                                                  ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                             (2,914)            (5,590)
                                                                  ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                         25,587             36,987
   Reinvested dividends                                               2,166              4,029
   Cost of shares redeemed                                          (15,285)           (28,856)
                                                                  ----------------------------
       Increase in net assets from
           capital share transactions                                12,468             12,160
                                                                  ----------------------------
Net increase (decrease) in net assets                                15,340                (83)

NET ASSETS

   Beginning of period                                               53,745             53,828
                                                                  ----------------------------
   End of period                                                  $  69,085          $  53,745
                                                                  ============================
Accumulated undistributed net investment income:
   End of period                                                  $       3          $      14
                                                                  ============================

CHANGES IN SHARES OUTSTANDING

   Shares sold                                                        3,477              4,380
   Shares issued for dividends reinvested                               295                489
   Shares redeemed                                                   (2,073)            (3,451)
                                                                  ----------------------------
       Increase in shares outstanding                                 1,699              1,418
                                                                  ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA High-Yield Opportunities Fund (the Fund). The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

                     A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                         1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                         2. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

                             and asked prices is generally used depending upon local custom or regulation.

                         3. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                         4. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                         5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                     B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                     C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

                     D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $1,000.

                     E. HIGH-YIELD DEBT SECURITIES - Although the Fund has a diversified portfolio, 85.3% of its net assets were invested in

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

                         non-investment-grade (high-yield) securities at January 31, 2003. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

                     F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2003, the Fund had entered into net outstanding when-issued commitments of $250,000.

                     G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets.

                 The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

                 Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had capital loss carryovers of $5,601,000 for federal income tax purposes, which will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryover has been utilized or expires.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $41,318,000 and $29,092,000, respectively.

                 At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $3,376,000 and $3,161,000, respectively, resulting in net unrealized appreciation of $215,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                 The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

                 additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2003, the Fund loaned securities having a fair market value of approximately $1,421,000 and received cash collateral of $1,514,000 for the loans. Of this amount, $1,513,000 was invested in securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                     A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

                         The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                         The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of

32

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           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

                         which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------
     +/- 0.20% to 0.50%                  +/- 0.04%
     +/- 0.51% to 1.00%                  +/- 0.05%
     +/- 1.01% and greater               +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

                         For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $150,000, which included a performance fee of $0.

                     B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $45,000.

                     C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount, which, for the six-month period ended January 31, 2003, equaled $56,000.

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

                     D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $75,000.

                     E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

                 During the six-month period ended January 31, 2003, security transactions were executed, in accordance with affiliated transactions procedures approved by the Fund's Board of Directors, between the Fund and the following affiliated USAA funds at the then current market price with no brokerage commissions incurred:

SELLER                           PURCHASER             COST TO PURCHASER       NET GAIN TO SELLER
-------------------------------------------------------------------------------------------------
USAA High-Yield            USAA Intermediate-Term
  Opportunities Fund           Bond Fund                   $3,589,000               $413,000
USAA High-Yield
  Opportunities Fund       USAA Short-Term Bond Fund        1,056,000                123,000

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on August 2, 1999. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2003 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                          Six-Month
                                                       Period Ended                                        Period Ended
                                                        January 31,                 Year Ended July 31,        July 31,
                                                       ----------------------------------------------------------------
                                                               2003                2002             2001           2000*
                                                       ----------------------------------------------------------------
Net asset value at
   beginning of period                                    $    7.23           $    8.95        $    9.78       $  10.00
                                                       ----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                        .35                 .83             1.03           1.08(b)
   Net realized and
     unrealized gain (loss)                                     .35               (1.72)            (.80)          (.33)(b)
                                                       ----------------------------------------------------------------
Total from investment operations                                .70                (.89)             .23            .75(b)
                                                       ----------------------------------------------------------------
Less distributions:
   From net investment income                                  (.36)               (.83)           (1.06)          (.97)
                                                       ----------------------------------------------------------------
Net asset value at end of period                          $    7.57           $    7.23        $    8.95       $   9.78
                                                       ================================================================
Total return (%)**                                             9.87              (10.70)            2.68           7.80
Net assets at end of period (000)                         $  69,085           $  53,745        $  53,828       $ 44,907
Ratio of expenses to
   average net assets (%)***                                   1.00(a,c)           1.00(c)           .76(c)         .75
Ratio of expenses to average net
   assets excluding
   reimbursements (%)***                                       1.18(a,c)           1.12(c)          1.02(c)        1.19
Ratio of net investment
   income to average net assets (%)***                         9.66(a)             9.95            11.17          10.30
Portfolio turnover (%)                                        50.63               96.63           104.20          51.88

  * Fund comenced operations on August 2, 1999.
 ** Assumes reinvestment of all dividend income distributions during the period.
*** For the six-month period ended January 31, 2003, average net assets were $59,629,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.
(c) Reflects total expenses excluding any fee-offset arrangements, which decreased these ratios as follows:

                                                                  -                   -             (.01%)          N/A

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           DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                       Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                       Robert L. Mason, Ph.D.
                       Michael F. Reimherr
                       Laura T. Starks, Ph.D.
                       Richard A. Zucker

 INVESTMENT ADVISER,   USAA Investment Management Company
        UNDERWRITER,   9800 Fredericksburg Road
     AND DISTRIBUTOR   San Antonio, Texas 78288

      TRANSFER AGENT   USAA Shareholder Account Services
                       9800 Fredericksburg Road
                       San Antonio, Texas 78288

           CUSTODIAN   State Street Bank and Trust Company
                       P.O. Box 1713
                       Boston, Massachusetts 02105

INDEPENDENT AUDITORS   Ernst & Young LLP
                       100 West Houston St., Suite 1900
                       San Antonio, Texas 78205

           TELEPHONE   Call toll free - Central time
    ASSISTANCE HOURS   Monday - Friday, 7 a.m. to 10 p.m.
                       Saturday, 8:30 a.m. to 5 p.m.
                       Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT   For account servicing, exchanges,
        MUTUAL FUNDS   or redemptions
                       1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL   24-hour service (from any phone)
   FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND   (from touch-tone phones only)
   USAA TOUCHLINE(R)   For account balance, last transaction, fund
                       prices, or to exchange or redeem fund shares
                       1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

--------------------------------------------------------------------------------

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